STAGECOACH FUNDS, INC.


                         Supplement dated December 18, 1997
                      to the Prospectus dated February 1, 1997
                   describing the Institutional Class shares of the

                                   Ginnie Mae Fund


On December 15, 1997, the Ginnie Mae Fund eliminated a policy that required it to invest at least 65% of its total assets in Ginnie Mae securities. The Fund will continue to invest at least 65% of its assets in U.S. Government mortgage pass-through securities, such as Ginnie Mae, Fannie Mae and Federal Home Loan Mortgage Corporation securities. On December 15, 1997, the Fund also changed its name to the "U.S. Government Income Fund."


                              SUPP SC0210 (12/97)



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                            STAGECOACH FUNDS, INC.


                        Supplement dated December 18, 1997
                     to the Prospectus dated February 1, 1997
                 describing the Institutional Class shares of the

                              Growth and Income Fund
                                  Small Cap Fund


On December 15, 1997:

The Growth and Income Fund changed its name to the "Growth Fund".

The Small Cap Fund reorganized its master/feeder structure into a stand-alone structure. Instead of investing in the Small Cap Master Portfolio, the Fund invests directly in a portfolio of securities. The Fund retained Wells Fargo Bank, formerly the investment adviser to the Small Cap Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank managed the Master Portfolio's assets and for the same advisory fee level.


Mr. Kenneth Lee became a portfolio co-manager to the Small Cap Master Portfolio as of June 18, 1997 and to the Small Cap Fund as of December 15, 1997 and is responsible for providing fundamental security analysis and portfolio management. Mr. Lee joined Wells Fargo Bank in 1993 and went from Investment Operations to the Portfolio Management group in 1995. Prior to 1993 he worked as an associate at Wells Fargo Nikko Investment Advisors and at Dean Witter Reynolds (Morgan Stanley Dean Witter Discover) and has over 8 years experience in the industry. He holds bachelor degrees both in economics and in organizational studies from the University of California at Davis and is working toward his chartered financial analyst designation.

                               SUPP SC0213 (12/97)




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                             STAGECOACH FUNDS, INC.


                         Supplement dated December 18, 1997
                       to the Prospectus dated February 1, 1997
                   describing the Institutional Class shares of the

                          California Tax-Free Bond Fund

On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. (the "Overland Fund") was reorganized as the California Tax-Free Bond Fund of Stagecoach Funds, Inc. (the "Stagecoach Fund"). For accounting purposes, the Overland Fund is considered the surviving entity. The Overland Fund did not offer Institutional Class shares. The Financial Highlights for the Institutional Class shares reflect the prior performance of the Stagecoach
Institutional Class shares and are no longer part of the Fund's financial statements.

                              SUPP SC0212 (12/97)

                           STAGECOACH FUNDS, INC.


                     Supplement dated December 18, 1997
                  to the Prospectus dated October 6, 1997
              describing the Institutional Class shares of the

                 National Tax-Free Money Market Mutual Fund

On December 15, 1997, the Fund reorganized its master/feeder structure into a stand-alone structure. Instead of investing in the Tax-Free Money Market Master Portfolio, the Fund now invests directly in a portfolio of securities. The Fund retained Wells Fargo Bank, formerly the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank managed the Master Portfolio's assets and for the same advisory fee level.

                            SUPP SCF175 (12/97)